Earnings Per Share	12 Months Ended
Dec. 31, 2020
Basic and diluted earnings per share [abstract]
Earnings Per Share
Note 11: Earnings Per Share
Basic earnings per share was calculated by dividing earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.
Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).

Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Year ended December 31,

	2020	2019
Earnings attributable to common shareholders	1,122	1,564
Less: Dividends declared on preference shares	(2)	(3)
Earnings used in consolidated earnings per share	1,120	1,561
Less: Loss from discontinued operations, net of tax	27	6
Earnings used in earnings per share from continuing operations	1,147	1,567
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,

	2020	2019
Weighted-average number of common shares outstanding	496,343,778	500,395,573
Weighted-average number of vested DSUs	378,514	434,180
Basic	496,722,292	500,829,753
Effect of stock options and TRSUs	1,309,714	1,691,447
Diluted	498,032,006	502,521,200
There were 557,056 and nil share-based compensation awards outstanding at December 31, 2020 and 2019, respectively, where the exercise price was greater than the average market price. Accordingly, these awards were anti-dilutive, and therefore excluded from the diluted earnings per share computation.